SHARE CAPITAL - Disclosure of detailed information about issued common shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	147,744,174	135,099,174
Cost of issuance	$ (109,693)	$ (422,780)
Equity	$ 41,191,702	$ 38,334,824	$ 30,878,302	$ 27,287,036
Issued Capital [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	147,744,174	135,099,174	112,224,174	95,280,979
Cost of issuance	$ (94,518)	$ (422,780)
Transfer from contributed surplus	8,369	66,083
Equity	$ 98,916,239	$ 94,480,512	$ 85,147,700	$ 79,841,286
Issued Capital [Member] | February 3, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			500,000
Equity			$ 135,594
Issued Capital [Member] | February 6, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			22,659
Equity			$ 8,502
Issued Capital [Member] | February 25, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			6,000,000
Equity			$ 1,807,200
Issued Capital [Member] | February 27, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			375,000
Equity			$ 100,535
Issued Capital [Member] | June 30, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			24,896
Equity			$ 8,292
Issued Capital [Member] | July 31, 2020[Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			8,000,000
Equity			$ 2,984,000
Issued Capital [Member] | August 27, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			2,000,000
Equity			$ 761,700
Issued Capital [Member] | September 9, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			20,640
Equity			$ 8,578
Issued Capital [Member] | February 2, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		1,930,000
Equity		$ 753,183
Issued Capital [Member] | February 3, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		6,070,000
Equity		$ 2,374,281
Issued Capital [Member] | February 12, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		3,500,000
Equity		$ 1,376,725
Issued Capital [Member] | March 8, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		1,050,000
Equity		$ 173,012
Issued Capital [Member] | June 21, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		600,000
Equity		$ 363,600
Issued Capital [Member] | July 19, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		1,401,426
Equity		$ 768,808
Issued Capital [Member] | July 22, 2021[Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		125,000
Equity		$ 69,624
Issued Capital [Member] | July 23, 2021[Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		6,323,574
Equity		$ 3,519,954
Issued Capital [Member] | October 4, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		75,000
Equity		$ 51,827
Issued Capital [Member] | December 1, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		1,500,000
Equity		$ 880,538
Issued Capital [Member] | December 21, 2021 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		300,000
Equity		$ 174,060
Issued Capital [Member] | February 28, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	5,650,000
Equity	$ 2,046,620
Issued Capital [Member] | March 10, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	75,000
Equity	$ 51,045
Issued Capital [Member] | June 8, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	700,000
Equity	$ 243,348
Issued Capital [Member] | June 10, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	6,050,000
Equity	$ 2,103,225
Issued Capital [Member] | August 25, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	85,000
Equity	$ 39,423
Issued Capital [Member] | September 20, 2022 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	85,000
Equity	$ 38,214
Issued Capital [Member] | 2021 contributed surplus [Member]
Disclosure Of Issued Common Shares [Line Items]
Transfer from contributed surplus		206,765
2020 Costs of issuance [Member] | Issued Capital [Member]
Disclosure Of Issued Common Shares [Line Items]
Cost of issuance			(80,841)
2020 Costs of issuance one [Member] | Issued Capital [Member]
Disclosure Of Issued Common Shares [Line Items]
Cost of issuance			$ (427,145)
2021 Costs of issuance [Member] | Issued Capital [Member]
Disclosure Of Issued Common Shares [Line Items]
Cost of issuance		(941,195)
2021 Costs of issuance one [Member] | Issued Capital [Member]
Disclosure Of Issued Common Shares [Line Items]
Cost of issuance		(480,970)
2021 Costs of issuance two [Member] | Issued Capital [Member]
Disclosure Of Issued Common Shares [Line Items]
Cost of issuance		$ (23,481)
2022 Costs of issuance [Member] | Issued Capital [Member]
Disclosure Of Issued Common Shares [Line Items]
Cost of issuance	(47,036)
2022 Costs of issuance one [Member] | Issued Capital [Member]
Disclosure Of Issued Common Shares [Line Items]
Cost of issuance	$ (47,482)